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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2213

                          Castle Convertible Fund, Inc.

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: January 31, 2006

ITEM 1.  Schedule of Investments.

               CASTLE CONVERTIBLE FUND, INC.
               SCHEDULE OF INVESTMENTS (UNAUDITED)
               JANUARY 31, 2006

  PRINCIPAL
    AMOUNT                                                                                                       VALUE
  ---------                                                                                                      -----

               CORPORATE CONVERTIBLE BONDS--54.1%

               AEROSPACE & DEFENSE--2.1%
    $  750,000 AAR CORP., 1.75%, 2/1/26 (a)                                                                   $   764,063
       500,000 L-3 Communications Holdings, 3.00%, 8/1/35 (a)                                                     516,250
                                                                                                              -----------
                                                                                                                1,280,313
                                                                                                              -----------

               BIOTECHNOLOGY--5.8%
     1,000,000 Genzyme Corporation General Cv. Senior Notes, 1.25% 12/1/23                                      1,138,750
     1,000,000 Invitrogen Corporation Cv. Senior Notes, 3.25%, 6/15/25 (a)                                        983,750
       500,000 Protein Design Labs, 2.00%, 2/15/12                                                                683,125
       500,000 Protein Design Labs, 2.75%, 8/16/23                                                                766,875
                                                                                                              -----------
                                                                                                                3,572,500
                                                                                                              -----------

               CAPITAL MARKETS--.7%
       400,000 E*TRADE Financial Corporation, 6.00%, 2/1/07                                                       418,500
                                                                                                              -----------

               COMMUNICATION EQUIPMENT--1.3%
       850,000 Adaptec, Inc. Cv. Sub Notes, 3.00%, 3/5/07                                                         810,688
                                                                                                              -----------

               COMPUTERS & PERIPHERALS--2.1%
     1,250,000 Hutchinson Technology, Inc., 3.25%, 1/15/26                                                     1,257,813
                                                                                                              -----------

               CONSTRUCTION & ENGINEERING--2.6%
     1,000,000 Fluor Corporation, 1.50%, 2/15/24                                                                1,605,000
                                                                                                              -----------

               CONSUMER FINANCE--1.6%
     1,000,000 CompuCredit Corporation, 5.88%,11/30/35 (a)                                                      1,002,500
                                                                                                              -----------

               CONSUMER PRODUCTS--1.0%
       500,000 Ceradyne, Inc.,  2.88%, 12/15/35                                                                   609,375
                                                                                                              -----------

               ENERGY EQUIPMENT & SERVICES--4.4%
       500,000 Diamond Offshore Drilling Inc. Cv. Senior Deb., 1.50%, 4/15/20                                     866,250
       750,000 Maverick Tube Corp. Cv. Sub Notes, 1.88%, 11/15/25 (a)                                             990,938
       550,000 Pride International Inc., 3.25%, 5/1/33 (a)                                                        808,500
                                                                                                              -----------
                                                                                                                2,665,688
                                                                                                              -----------

               HEALTH CARE--.8%
       500,000 Apria Healthcare Group Inc. Cv. Senior Note, 3.375%, 9/1/33 (a)                                    487,500
                                                                                                              -----------

               HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
       800,000 Edwards Lifesciences, Senior Db. Cv. Note, 3.875%, 5/15/33 (a)                                     805,000
     1,000,000 Nektar Therapeutics, 3.25%, 9/28/12 (a)                                                          1,150,000
                                                                                                              -----------
                                                                                                                1,955,000
                                                                                                              -----------

               HEALTH CARE PROVIDERS & SERVICES--1.2%
       250,000 Manor Care, Inc., 2.125%, 08/01/2035 (a)                                                           255,625
       500,000 Omnicare, Inc., 3.25%, 12/15/35                                                                    466,875
                                                                                                              -----------
                                                                                                                  722,500
                                                                                                              -----------

               HOTELS, RESTAURANTS & LEISURE--1.5%
       750,000 Starwood Hotels & Resorts Worldwide Inc. Sr. Cv. Note, 3.50%, 5/16/23                              923,438
                                                                                                              -----------

               MEDIA--5.8%
     1,350,000 Liberty Media Corporation Senior Exchange Deb., 3.50%, 1/15/31                                   1,404,000
       725,000 Regal Entertainment Group Cv. Note, 3.75%, 5/15/08                                                 876,344
     1,500,000 XM Satellite Radio Holdings, 1.75%, 12/1/09                                                      1,297,500
                                                                                                              -----------
                                                                                                                3,577,844
                                                                                                              -----------

               METALS & MINING--2.6%
       750,000 Freeport-McMoRan Copper Inc.Cv Senior Notes, 7.00%, 2/11/11                                      1,590,000
                                                                                                              -----------


  PRINCIPAL
    AMOUNT                                                                                                       VALUE
  ---------                                                                                                      -----
               PHARMACEUTICALS--4.4%
    $1,150,000 Sepracor Inc.Cv Sub Note, 5.00%, 2/15/07                                                       $ 1,147,122
     1,500,000 Teva Pharmaceutical Industries Limited, 1.75%, 2/1/26                                            1,522,500
                                                                                                              -----------
                                                                                                                2,669,622
                                                                                                              -----------

               REAL ESTATE--1.7%
     1,000,000 Reckson Operating Partnership, 4.00%, 6/15/25                                                    1,067,500
                                                                                                              -----------

               RETAIL--2.1%
     1,000,000 The Pantry, Inc., 3.00%, 11/15/12 (a)                                                            1,312,500
                                                                                                              -----------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
     1,150,000 Fairchild Semiconductor Corp. Cv. Senior Sub. Note, 5.00%, 11/1/08                               1,144,250
       500,000 Intel Corporation,  2.95%, 12/15/35 (a)                                                            456,875
       725,000 LSI Logic Corporation Cv. Sub. Note, 4.00%, 11/1/06                                                721,375
                                                                                                              -----------
                                                                                                                2,322,500
                                                                                                              -----------
               SOFTWARE--1.7%
       550,000 BEA Systems, Inc. Cv. Sub. Note, 4.00%, 12/15/06                                                   544,500
       500,000 Mercury Interactive Cv. Sub Note, 4.75%, 7/1/07                                                    485,625
                                                                                                              -----------
                                                                                                                1,030,125
                                                                                                              -----------

               SPECIALTY RETAIL--1.9%
     1,000,000 Best Buy Co., Inc. Cv. Sub Notes, 2.25%, 1/15/22                                                 1,190,000
                                                                                                              -----------

               WIRELESS TELECOMMUNICATION SERVICES--1.8%
     1,100,000 Nextel Communications, Inc. Cv. Senior Notes, 5.25%, 1/15/10                                     1,105,500
                                                                                                              -----------

               TOTAL CORPORATE CONVERTIBLE BONDS (COST $29,449,270)                                            33,176,406
                                                                                                              ===========

               CORPORATE BONDS--1.7%

               COMMUNICATION TECHNOLOGY--1.7%
     1,100,000 Dobson Communications Corp., 1.50%, 10/1/25 (a)
                 (Cost $1,115,000)                                                                              1,028,500
                                                                                                              -----------



   SHARES                                                                                                        VALUE
   ------                                                                                                        -----

               CONVERTIBLE PREFERRED SECURITIES--17.9%

               CAPITAL MARKETS-.4%
         5,000 Merrill Lynch & Co., Inc., 6.75%,10/15/07                                                      $   215,190
                                                                                                              -----------

               DIVERSIFIED FINANCIAL SERVICES-3.8%
        40,000 Citigroup Funding, Inc. Variable Rate                                                            1,263,600
        40,000 Lehman Brothers Holdings Inc., 6.25%, 10/15/07                                                   1,050,000
                                                                                                              -----------
                                                                                                                2,313,600
                                                                                                              -----------
               ELECTRIC UTILITIES-.4%
         5,000 Entergy Corporation, 7.625%, 2/17/09                                                               248,750
                                                                                                              -----------

               FINANCIAL SERVICES-.7%
        10,550 HSBC Finance Corporation, 8.875%, 2/15/06                                                          435,420
                                                                                                              -----------

               INSURANCE-4.5%
        40,000 MetLife Inc., 6.375%, 8/15/05                                                                    1,110,000
        30,000 Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09 Series A                                       933,750
        21,000 The Chubb Corporation, 7.00%, 8/16/06 Equity Units                                                 711,375
                                                                                                              -----------
                                                                                                                2,755,125
                                                                                                              -----------

               MEDIA-1.6%
        25,000 Comcast Holdings Corp., Exch. Sub. Deb., 2.0%, 10/15/29                                          1,000,250
                                                                                                              -----------

               OIL & GAS-4.7%
        17,000 Chesapeake Energy Corporation, 4.50%, 12/31/49                                                   1,729,750
        20,000 Goodrich Petroleum Corporation, 5.375%, 12/21/10(a)                                              1,131,250
                                                                                                              -----------
                                                                                                                2,861,000
                                                                                                              -----------
               THRIFTS & MORTGAGE FINANCE-1.0%
        11,700 Washington Mutual, Inc. Capital Trust 2001, 5.375%, 5/3/41
               Pfd. Income Equity Redeemable Securities                                                           629,460
                                                                                                              -----------

               UTILITIES-.8%
         5,000 Southern California Edison Company, 6.00%                                                          500,450
                                                                                                              -----------
               Total Convertible Preferred
                 Securities(Cost $10,177,209)                                                                  10,959,245
                                                                                                              ===========

               MANDATORY CONVERTIBLE SECURITIES-6.9%

               ENERGY-.8%
        10,000 Dominion Resources, Inc. Upper Decs 8.75%, 5/16/06(b)                                              517,100
                                                                                                              -----------

               HEALTH CARE PROVIDERS & SERVICES-2.2%
        20,000 Omnicare Capital Trust I, 4.00%, 06/15/33(b)                                                     1,345,000
                                                                                                              -----------

               INSURANCE-.9%
        20,000 IPC Holdings, Ltd., 7.25%, 11/15/08*                                                               550,000
                                                                                                              -----------

               OIL & GAS-2.1%
        10,000 Amerada Hess Corp., 7.00%, (ACES), 12/1/06(b)                                                    1,308,750
                                                                                                              -----------

               PHARMACEUTICALS-.9%
        10,000 Schering-Plough Corporation, 6.00%, 9/14/07                                                        513,750
                                                                                                              -----------

               Total Mandatory Convertible
                 Securities (Cost $3,195,615)                                                                   4,234,600
                                                                                                              ===========



   SHARES                                                                                                        VALUE
   ------                                                                                                        -----
               PREFERRED STOCKS--1.5%

               CAPITAL MARKETS--1.1%
        25,000 The Goldman Sachs Group, Inc., 6.20% Pfd., Series B                                            $   645,500
                                                                                                              -----------

               INSURANCE--.4%
        10,000 Arch Capital Group Ltd., 8.00%                                                                     254,000
                                                                                                              -----------

               TOTAL PREFERRED STOCK (COST $875,000)                                                              899,500
                                                                                                              ===========

               COMMON STOCKS-16.7%

               CAPITAL MARKETS-1.0%
        15,000 J.P. Morgan Chase & Co.                                                                            596,250
                                                                                                              -----------

               COMMERCIAL BANKS-1.1%
        15,000 Bank of America Corporation                                                                        663,450
                                                                                                              -----------

               DIVERSIFIED FINANCIAL SERVICES-1.3%
        17,500 Citigroup Inc.                                                                                     815,150
                                                                                                              -----------

               DIVERSIFIED TELECOMMUNICATION SERVICES-.6%
        11,000 Verizon Communications Inc.                                                                        348,260
                                                                                                              -----------

               ELECTRIC UTILITIES-6.8%
        14,000 Entergy Corporation                                                                                973,140
         7,500 FirstEnergy Corp.                                                                                  375,750
        55,000 TXU Corp.                                                                                        2,785,200
                                                                                                              -----------
                                                                                                                4,134,090
                                                                                                              -----------

               GAS UTILITIES-.2%
         4,000 KeySpan Corporation                                                                                143,680
                                                                                                              -----------

               OIL & GAS-2.7%
        15,000 Royal Dutch Shell, PLC                                                                           1,021,650
        10,000 ConocoPhillips                                                                                     647,000
                                                                                                              -----------
                                                                                                                1,668,650
                                                                                                              -----------

               PHARMACEUTICALS-1.1%
        13,000 GlaxoSmithKline PLC Sponsored ADR#                                                                 666,120
                                                                                                              -----------

               RETAIL-.4%
        10,000 Inergy, L.P.                                                                                       269,000
                                                                                                              -----------

               UTILITIES-1.5%
        22,572 FPL Group, Inc.                                                                                    943,284
                                                                                                              -----------

               Total Common Stocks (Cost $6,302,906)                                                           10,247,934
                                                                                                              ===========

  PRINCIPAL
   AMOUNT
  ---------
               SHORT-TERM INVESTMENTS-.8%
      $460,000 Federal Home Loan Banks, 4.24%, 2/1/06                                                             460,000
                                                                                                              -----------


               Total Investments (Cost $51,575,000)(C)                                          99.6%          61,006,185

               Other Assets in Excess of Liabilities                                              0.4             245,252
                                                                                               ------         -----------

               Net Assets                                                                      100.0%         $61,251,437
                                                                                               ======         ===========



*    Non-income producing security.

#    American Depositary Receipts.

(a) Pursuant to Securites and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified instituitonal buyers. These securities represent 19.1% of net assets of the Portfolio.

(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

(c) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,575,000 amounted to $9,431,185 which consisted of aggregate gross unrealized appreciation of $10,002,644 and aggregate gross unrealized depreciation of $571,459.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: March 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: March 13, 2006

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 13, 2006